INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
Note 5 — INVENTORIES

The inventories consist of the following:

	December 31, 2017	December 31, 2016
Raw materials	$-	$360,569
Finished goods	1,309,830	1,023,436
Installation projects in process	272,671	865,618
	$1,582,501	$2,249,623

No inventory reserves were recorded for the years ended December 31, 2017, 2016 and 2015.